Maturity of Financial Assets and Liabilities (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maturity of Financial Assets and Liabilities [Abstract]
Debt financial instruments	$ 894	$ 711
Interbank loans	1	0
Loans and account receivable	1,153,266	1,051,434
Subordinated bond	$ 1,733,869	$ 1,461,637